SHARE-BASED PAYMENTS - Employee Expenses (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Share-based Payment Arrangements [Abstract]
Share option plan, equity settled	$ 31	$ 17
Long-term share unit award incentive plan	69	11
Share-based compensation expense	100	28
Total carrying amount of liabilities for cash settled arrangements	88	60
Total intrinsic value of liability for vested benefits	$ 56	$ 39